ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	December 31,	December 31,	December 31,
	2021	2020	2019
	US$	US$	US$
Accrued payroll and welfare	56,989	142,826	59,897
Accounts payable	—	16,000	—
Payables for professional fees	157,643	517,934	736,227
Other tax payable	3,635	869	7,697
Other	170	—	32,731
Total accrued expenses and other current liabilities	218,437	677,629	836,552